TAXES ON INCOME (Schedule of Components of Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Current:
Domestic (Israel)
Foreign (United States)		181		(881)
Total current		181		(881)
Deferred:
Domestic (Israel)	(683)	(397)		(813)
Foreign (United States)	(489)	805		711
Total deferred	(1,172)	408		(102)
Previous Years:
Domestic (Israel)	(134)
Foreign (United States)	(211)			(481)
Total previous years	(345)			(481)
Taxes on income as reported in the statements of income	$ (1,517)	$ 589	[1]	$ (1,464)	[1]

[1]	Reclassified due to discontinued operation.